Summary of Significant Accounting Policies - Redeemable Non Controlling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Roll Forward]
Balance at beginning of period	$ 19	$ 78	$ 46
Distributions to redeemable noncontrolling interest		(43)	(65)
Contributions from redeemable noncontrolling interest		26	99
Comprehensive loss attributable to redeemable noncontrolling interest	3	1	(72)
Net loss attributable to redeemable noncontrolling interest - discontinued operations		(27)
Sale of NRG Yield and the Renewables Platform		(2,548)
Balance at end of period	20	19	78
NRG Yield Inc. And Zephyr Renewables
Noncontrolling Interest [Roll Forward]
Sale of NRG Yield and the Renewables Platform		(48)
Redeemable noncontrolling interest
Noncontrolling Interest [Roll Forward]
Distributions to redeemable noncontrolling interest	$ (2)	(3)	(2)
Non-cash adjustments to redeemable noncontrolling interest		$ (8)	$ 7